11. SHAREHOLDERS' EQUITY: Schedule of changes in warrants (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of changes in warrants

	Year ended December 31, 2017		Year ended December 31, 2016		Six months ended December 31, 2015		Year ended June 30, 2015
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning balance	-	-	1,301,250	$1.24	1,748,135	$1.24	2,950,000	$1.32
Warrants issued	10,655,326	$0.20	-	-	-	-	1,103,063	$1.00
Expired/Cancelled	-	-	(976,250)	$0.50	(12,858)	$1.00	-	-
Exercised	(2,274,000)	$0.20	(325,000)	$0.52	(434,027)	$1.00	(2,304,928)	$1.24
Outstanding	8,381,326	$0.20	-	-	1,301,250	$1.64	1,748,135	$1.24